INCOME AND MINING TAX BENEFIT/(EXPENSE)	12 Months Ended
Dec. 31, 2012
INCOME AND MINING TAX BENEFIT/(EXPENSE)
5.	INCOME AND MINING TAX BENEFIT/(EXPENSE)

	Fiscal Year Ended		Six Months Ended	Fiscal Year Ended
	December 31, 2012	December 31, 2011	December 31, 2010	June 30, 2010
Current income taxes	(57.9)	(91.9)	(33.1)	(27.6)
Deferred income taxes	125.4	(75.6)	36.2	(56.7)

Total income and mining taxes	67.5	(167.5)	3.1	(84.3)

The Group’s income/(loss) before tax and share of equity investee’s profit is all generated in South Africa.

Mining tax on mining income, an income tax, is determined on a formula basis which takes into account the profit and revenue from mining operations during the year or period. Non-mining income is taxed at a standard rate. Deferred tax is provided at the estimated effective mining tax rate on temporary differences for mining operations and at the statutory rate for non-mining companies. The applicable tax rates are:

	Fiscal Year Ended		Six Months Ended	Fiscal Year Ended
	December 31, 2012	December 31, 2011	December 31, 2010	June 30, 2010
Mining statutory rate	34.0%	43.0%	43.0%	43.0%
Non-mining income standard tax rate	28.0%	35.0%	35.0%	35.0%
Non-mining companies statutory rate	28.0%	28.0%	28.0%	28.0%
Major items causing the Group’s income tax provision to differ from the mining statutory rate were:
Tax on Income/(loss) before tax and share of equity investee’s profits at mining statutory rate	(96.4)	(216.5)	15.0	(104.1)
Rate adjustment to reflect company tax rates	0.7	25.4	3.9	10.6
Mining tax formula rate adjustment	34.5	37.8	10.4	16.6
Valuation allowance raised against deferred tax assets	(0.3)	—	(0.2)	(0.4)
Reversal of valuation allowance previously raised against deferred tax assets	—	1.4	—	—
Non taxable income/non deductible expenditure*	(10.0)	(17.4)	(81.2)	(10.8)
Deferred tax release on reduction of tax rate	139.1	—	61.5	—
Other	(0.1)	1.8	(6.3)	3.8

Income and mining tax benefit/(expense)	67.5	(167.5)	3.1	(84.3)

*	Non taxable income and non deductible expenditure comprises mainly stock-based compensation and dividend income. Included in the net amount of non taxable income of $81.2 million in the six months ended December 31, 2010 is the tax effect of $78.6 million related to the South African Equity Empowerment share-based compensation. There were no other individually significant amounts included in this line item.

Deferred income and mining tax liabilities and assets relate to the following:

	December 31, 2012	December 31, 2011
Deferred income and mining tax liabilities
Property, plant and equipment	559.1	707.7
Environmental trust funds	42.5	52.3
Other	1.8	2.5

Gross deferred income and mining tax liabilities	603.4	762.5

Provisions, including rehabilitation accruals	(60.0)	(63.9)
Tax losses	(5.6)	(5.1)

Gross deferred income and mining tax assets	(65.6)	(69.0)
Valuation allowance for deferred tax assets	5.1	5.1

Total deferred income and mining tax assets	(60.5)	(63.9)

Net deferred income and mining taxes	542.9	698.6

Classified	as follows:

	December 31, 2012	December 31, 2011
Long-term liabilities	556.1	710.1
Current assets	(13.2)	(11.5)

	542.9	698.6

The classification of deferred income and mining tax liabilities or assets as current or non-current is based on the related liability or asset creating the deferred tax. Deferred taxes not related to a specific liability or asset are classified based on the estimated period of reversal.

The Group has established a valuation allowance for certain deferred tax assets where cumulative losses require a valuation allowance, or where management believes that they will not be realized based on projections as of each balance sheet date presented. The valuation allowance relates to net operating loss carry-forwards for the entities below.

	December 31, 2012	December 31, 2011
Living Gold (Pty) Limited	4.8	3.9
Golden Oils (Pty) Limited	0.3	0.4
Golden Hytec Farming (Pty) Limited	—	0.3
Agrihold (Pty) Limited	—	0.5

	5.1	5.1

The Group has tax loss carry forwards available for deduction against future income at its tax entities as follows:

	December 31, 2012	December 31, 2011
Estimated assessed tax losses:
Gold Fields Protection Services (Pty) Limited	1.8	—
Living Gold (Pty) Limited	17.1	14.1
Golden Oils (Pty) Limited	1.2	1.3
Golden Hytec Farming (Pty) Limited	—	1.1
Agrihold (Pty) Limited	—	1.9

	20.1	18.4

These future deductions are utilizable against income generated by the individual tax entity concerned and do not expire unless the tax entity ceases to commercially operate for a period longer than one year. Under South African mining tax ring-fencing legislation, each tax entity is treated separately and as such, these deductions can only be utilized by the tax entities in which the deductions have been generated.

Tax years 2007 to 2011 are open for assessments. The South African Tax legislation allows the Revenue Authorities to reopen assessments issued for a period of up to 3 years after the assessments were issued. It is possible that the Group will receive assessments during the next twelve months, which may have an effect on unrecognised tax benefits. The Group cannot estimate the amounts of possible changes as a result of an assessment.

The Group does not have any unrecognised tax benefits for which it is reasonably possible the amount will significantly change within twelve months of the recognition date.